Taxes on Income	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxes on Income
Note 15 - Taxes on Income

A.
Measurement of results for tax purposes under the Israeli Income Tax Regulations (Rules for Maintaining Accounting Records of Foreign Invested Companies and Certain Partnerships and Determining Their Taxable Income) - 1986

As a "foreign invested company" (as defined in the Israeli Law for the Encouragement of Capital Investments-1959), the Company's taxable income or loss is calculated in US Dollars.

B.	Corporate tax rate in Israel

Taxable income of Israeli companies was subject to tax at a rate of 24% in 2017 and at a rate of 23% from 2018 onwards.

C.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (hereinafter - the "Law")

1.
On December 29, 2010 the Knesset approved the Economic Policy Law for 2011-2012, which includes an amendment to the Law for the Encouragement of Capital Investments – 1959 (hereinafter – "the Amendment to the Law"). The Amendment to the Law is effective from January 1, 2011 and its provisions will apply to preferred income derived or accrued in 2011 and thereafter by a Preferred Company, per the definition of these terms in the Amendment to the Law.

Companies can choose to not be included in the scope of the Amendment to the Law and to stay in the scope of the law before its amendment until the end of the benefits period.

Under the Amendment to the Law, upon an irrevocable election made by a company, a uniform corporate tax rate will apply to all preferred income of such company. The Company elected to apply the uniform corporate tax rate as of 2014.  From 2017 onwards, the uniform tax rate is to be 7.5% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel. The company has two facilities in Israel of which one of them is located in Development Zone A. The profits of these Preferred Companies will be freely distributable as dividends, subject to a withholding tax of 20% (or a lower rate under an applicable tax treaty).

Should the Company derive income from sources other than the Preferred Company, such income will be taxable at the regular corporate tax rates for the applicable year.

2.
In the event of distribution by the Company of dividends out of its retained earnings that were generated prior to 2014 tax year and were tax exempt under the "Approved Enterprise" or "Benefited Enterprise" status, the Company would be subjected to a maximum of 25% corporate tax on the amount distributed, and a further 15% withholding tax would be deducted from the amounts distributed to the shareholders.

Out of the Company’s retained earnings as of December 31, 2018 and 2019, approximately US$ 46,581 thousand and US$ 50,516 thousand respectively are tax-exempt, under the previous "Approved Enterprise" and "Benefited Enterprise" status. If such tax-exempt income is distributed as a dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (up to 25%) and an income tax liability of up to approximately US$ 11,645 thousand and US$ 12,629 thousand would be incurred as of December 31, 2018 and 2019, respectively. The Company anticipates that any future dividends distributed pursuant to its dividend policy, will be distributed from income sources which will not impose additional tax liabilities on the Company. The Company intends to reinvest the amount of its tax-exempt income. Accordingly, no deferred income taxes have been provided on income attributable to the Company’s "Approved Enterprise" or "Benefited Enterprise". If the Company was to declare a dividend from its tax-exempt income, an income tax expense would be recognized in the period a dividend is declared.

D.             Taxation of the subsidiaries

1.	The subsidiary Silicom Inc. files tax returns to US federal tax authorities and to state tax authorities in the states of New Jersey, California, Virginia, New York, New Mexico, Tennessee and Texas.
On December 22, 2017, the Tax Cuts and Jobs Acts was enacted into law. The new legislation impacted the company by reduction of the Federal corporate income tax rate to 21% effective January 1, 2018.
2.	The subsidiary Silicom Denmark is taxed according to the tax laws in Denmark.
3.
The Company has not provided for Israeli income and foreign withholding taxes on US$ 7,221 thousand of its non-Israeli subsidiaries' undistributed earnings as of December 31, 2019. The earnings could become subject to tax if earnings are remitted or deemed remitted as dividends or upon sale of a subsidiary.

The Company currently has no plans to repatriate those funds and intends to indefinitely reinvest them in its non-Israeli operations. The unrecognized deferred tax liability associated with these temporary differences was approximately US$ 1,030 thousand at December 31, 2019.
4.
As of December 31, 2019, the net operating loss carry-forwards of the Companys’ subsidiaries for tax purposes amounted to approximately US$ 900 thousand. These losses are available to offset any future taxable income.

E.             Tax assessments

1.	For the Israeli jurisdiction the Company has final tax assessments for all years up to and including the tax year ended December 31, 2014.

2.
For the US Federal jurisdiction, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2015. For the New Jersey and California state jurisdictions, Silicom Inc. has final tax assessments for all years up to and including the tax year ended December 31, 2014. For the Virginia state jurisdiction, Silicom Inc. has open tax assessments for the years 2016 through 2019.  For the Tennessee state jurisdiction, Silicom Inc. has open tax assessments for the years 2016 through 2019.  For the New Mexico and New York state jurisdictions, Silicom Inc. has open tax assessments for the years 2017 through 2019. For the Texas state jurisdiction, Silicom Inc. has open tax assessments for the years 2018 and 2019.

3.	For the Danish jurisdiction, Silicom Denmark has final tax assessments for all years up to and including the tax year ended August 31, 2014.

F.	Income before income taxes and income taxes expense (benefit) included in the consolidated statements of operations

	Year ended December 31
	2017	2018	2019
	US$ thousands

Income before income taxes:
Israel	23,226	14,703	9,339
Foreign jurisdiction	2,356	2,871	2,520
	25,582	17,574	11,859

Current taxes:
Israel	2,379	2,400	1,732
Foreign jurisdiction	1,095	831	611
	3,474	3,231	2,343

Current tax (benefits) expenses relating
to prior years:
Israel	12	(73)	(17)
Foreign jurisdiction	(71)	(226)	(4)
	(59)	(299)	(21)

Deferred taxes:
Israel	549	(106)	(904)
Foreign jurisdiction	(96)	111	205
	453	5	(699)

Income tax expense	3,868	2,937	1,623

G.             Deferred tax assets and liabilities

 The tax effects of significant items comprising the Company’s deferred tax assets and liabilities are as follows:

	December 31	December 31
	2018	2019
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	281	327
Research and development costs	842	1,597
Tax loss carryforwards	169	196
Property, plant and equipment	48	31
Share based compensation	348	374
Intangible assets	202	347
Other	23	-
Total gross deferred tax assets	1,913	2,872

Deferred tax liabilities:
Intangible assets	(212)	(397)
Goodwill	(807)	(879)
Other	-	(3)
Total gross deferred tax liabilities	(1,019)	(1,279)

Net deferred tax assets	894	1,593

In Israel	894	1,798
Foreign jurisdictions	-	(205)
Net deferred tax assets	894	1,593

Non-current deferred tax assets	894	1,798
Non-current deferred tax liabilities	-	(205)

H.	Reconciliation of the statutory tax expense to actual tax expense

	Year ended December 31
	2017	2018	2019
	US$ thousands

Income before income taxes	25,582	17,574	11,859
Statutory tax rate in Israel	24.0%	23.0%	23.0%
	6,140	4,042	2,728

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses, net	364	295	417
Non-taxable income	(1,114)	-	-
Prior years adjustments	(59)	(299)	(21)
Tax effect due to
"Preferred Enterprise" status*	(2,361)	(1,398)	(1,099)
Taxes related to foreign jurisdictions	632	176	18
Changes in tax rate	162	-	7
Creation of deferred taxes for tax losses and
benefits from previous years for which deferred
taxes were not created in the past	-	-	(476)
Other	104	121	49

Income tax expense	3,868	2,937	1,623

* The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows:

	Year ended December 31
	2017	2018	2019

Basic	0.32	0.19	0.15

Diluted	0.31	0.18	0.15

I.               Accounting for uncertainty in income taxes

The accounting literature clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The standards prescribe a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position.

 During 2017, 2018 and 2019 the Company and its subsidiaries did not have any significant unrecognized tax benefits and thus, no related interest and penalties were accrued.

In addition, the Company and its subsidiaries do not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.